PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for Short-Term U.S. Government Securities, which covers the six-month reporting period from December 1, 1996, through May 31, 1997. The report contains commentary by the portfolio manager, followed by a complete listing of the trust's investments on the last day of the reporting period, and the financial statements.

This money market mutual fund pursues daily income, which may be exempt from state taxes, along with the additional advantages of daily liquidity and stability of principal* through a portfolio composed of U.S. Treasury and government agency obligations and repurchase agreements backed by these obligations.

Dividends paid to shareholders over the reporting period totaled $0.02 per share. At the end of the reporting period, the trust's net assets stood at $690.2 million.

Thank you for selecting Trust for Short-Term U.S. Government Securities as a daily cash investment. We welcome your comments and suggestions.

Sincerely,
 [Graphic]
Glen R. Johnson
President
July 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Trust for Short-term U.S. Government Securities is invested in direct U.S. Treasury and U.S. government agency obligations and in repurchase agreements which have these securities as collateral. The trust continues to invest in issues of the Student Loan Marketing Association, Federal Farm Credit Bank System, and Federal Home Loan Bank System, and maintains a small Treasury position for liquidity purposes.

After keeping monetary policy on hold for most of the reporting period, indeed, for over a year, on March 25, 1997, the Federal Reserve Board (the "Fed") voted to raise the federal funds target rate by 25 basis points to 5.50% from 5.25%. The move was seen as being preemptive against inflation in the face of persistent demand. At the beginning of the reporting period, short-term interest rates traded within a fairly narrow range, lulled by continued evidence of benign inflationary pressures. Continued above-trend economic growth, however, eventually began to weigh heavily on the market in light of tight labor market conditions. Short-term interest rates started to rise in late February, spurred onward by Congressional testimony by Fed Chairman Alan Greenspan late in the month, in which he indicated that the transitory factors preventing a rise in wages in the face of fairly robust growth may be ending. By the time the Fed tightened, much of the move had already been priced into the financial markets.

In the following weeks, short-term interest rates traded within a relatively narrow range as market participants debated the timing of the next tightening. As signs of a weakening in consumer demand finally appeared, rates then fell in late April and throughout May 1997. The decline in rates offered on Treasury bills over the reporting period, however, was exacerbated by technical factors, in particular, a reduction in the overall auction sizes of Treasury bills due to larger-than-expected tax receipts by the Treasury.

Movements in the six-month Treasury bill over the reporting period reflected both shifting market sentiment regarding the Fed and these technical influences. The yield on this security opened December 1996, at 5.20%, and traded between 5.15% and 5.35% until mid-February. As fears that strong economic growth might spark inflationary pressures unsettled the market, the yield on the six-month Treasury bill then rose steadily to 5.60% by the time of the Fed tightening. The yield then stayed high for several weeks before falling to close the period at 5.40%.

The trust remained targeted in a 35- to 45-day average maturity target range throughout the reporting period, and moved its positioning within that range according to the relative value opportunities offered in the market. The trust's portfolio continued to be barbelled in structure, combining attractive yields from repurchase agreements collateralized by U.S. Treasury and government agency securities with short-term agency floating rate notes, and Treasury and agency securities with longer maturities of six to twelve months. This portfolio structure continues to pursue a competitive yield. Over the reporting period, the trust reduced its holdings of Treasuries and repurchase agreements in favor of fixed-rate agency securities, due to the relatively attractive spreads available in that sector. With a friendly inflation picture and signs of a slowing in the demand side of the economy, we would expect the Fed to remain on hold in the near future, and the trust will likely maintain its current average maturity positioning.

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
PORTFOLIO OF INVESTMENTS

MAY 31, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                               VALUE
 SHORT-TERM GOVERNMENT OBLIGATIONS -- 41.0%
                         Federal Farm Credit Bank Note -- 0.6%
 $             4,000,000 5.600%, 6/3/1997                                                          $    3,999,969
                         (a)Federal Farm Credit Bank, Discount Notes -- 4.1%
              28,640,000 5.39% - 5.790%, 6/23/1997 - 9/30/1997                                         28,452,530
                         (b)Federal Farm C redit Bank, Floating Rate Notes -- 2.1%
              14,000,000 5.520%, 6/3/1997                                                              13,993,221
                         Federal Home Loan Bank Notes -- 2.5%
              17,300,000 5.460% - 6.025%, 11/18/1997 - 4/15/1998                                       17,287,415
                         (a)Federal Home Loan Bank, Discount Notes -- 18.0%
             125,915,000 5.380% - 5.880%, 6/5/1997 - 11/28/1997                                       124,339,894
                         (b)Federal Home Loan Bank, Floating Rate Notes -- 5.2%
              36,000,000 5.349% - 5.563%, 6/3/1997 - 6/23/1997                                         35,988,911
                         Student Loan Marketing Association Notes -- 1.4%
              10,000,000 5.535% - 5.620%, 6/30/1997 - 2/25/1998                                         9,981,158
                         (b)Student Loan Marketing Association, Floating Rate Notes -- 7.1%
              49,000,000 5.350% - 5.410%, 6/3/1997                                                     48,989,287
                          TOTAL SHORT-TERM GOVERNMENT OBLIGATIONS                                     283,032,385
 SHORT-TERM U.S. TREASURY OBLIGATIONS -- 4.5%
                         (a)U.S. Treasury Bills -- 0.9%
               7,000,000 5.300% - 5.360%, 3/5/1998                                                      6,712,689
                         U.S. Treasury Notes -- 3.6%
              24,500,000 6.125%-7.875%, 11/15/1997-5/15/1998                                           24,691,635
                          TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                                   31,404,324
 (C)REPURCHASE AGREEMENTS -- 54.6%
              30,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.57%, dated 5/30/1997, due 6/2/1997           30,000,000
             165,000,000 Fuji Government Securities, Inc., 5.57%, dated 5/30/1997, due 6/2/1997       165,000,000
               6,000,000 (d)Goldman Sachs Group, LP, 5.44%, dated 5/23/1997, due 7/3/1997               6,000,000

  PRINCIPAL
   AMOUNT                                                                                               VALUE
 REPURCHASE AGREEMENTS -- CONTINUED
 $            30,000,000 Greenwich Capital Markets, Inc., 5.55%, dated 5/30/1997, due 6/2/1997     $   30,000,000
              30,000,000 Nesbitt Burns Securities, Inc., 5.55%, dated 5/30/1997, due 6/2/1997          30,000,000
              35,000,000 PaineWebber, Group, Inc., 5.57%, dated 5/30/1997, due 6/2/1997                35,000,000
              15,800,000 Swiss Bank Capital Markets, 5.55%, dated 5/30/1997, due 6/2/1997              15,800,000
              19,000,000 (d)Swiss Bank Capital Markets, 5.51%, dated 4/2/1997, due 6/2/1997            19,000,000
              30,000,000 UBS Securities, Inc., 5.57%, dated 5/30/1997, due 6/2/1997                    30,000,000
              16,000,000 (d)UBS Securities, Inc., 5.50%, dated 4/2/1997, due 6/2/1997                  16,000,000
                          TOTAL REPURCHASE AGREEMENTS                                                 376,800,000
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                 $  691,236,709


(a) Each issue shows the effective yield.

(b) Denotes variable rate securities which show current rate and next demand date.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($690,252,906) at May 31, 1997.

(See Notes which are an integral part of the Financial Statements)

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                         $    376,800,000
 Investments in securities                                                         314,436,709
 Total investments in securities, at amortized cost and value                                    $   691,236,709
 Cash                                                                                                     86,029
 Income receivable                                                                                     2,033,103
 Receivable for shares sold                                                                                2,074
   Total assets                                                                                      693,357,915
 LIABILITIES:
 Income distribution payable                                                         3,031,805
 Accrued expenses                                                                       73,204
   Total liabilities                                                                                   3,105,009
 NET ASSETS for 690,252,906 shares outstanding                                                   $   690,252,906
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $690,252,906 / 690,252,906 shares outstanding                                                             $1.00


(See Notes which are an integral part of the Financial Statements)

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                 $   21,706,951
 EXPENSES:
 Investment advisory fee                                                   $  1,590,632
 Administrative personnel and services fee                                      300,232
 Custodian fees                                                                  36,430
 Transfer and dividend disbursing agent fees and expenses                        53,152
 Directors'/Trustees' fees                                                        7,814
 Auditing fees                                                                    6,245
 Legal fees                                                                       7,500
 Portfolio accounting fees                                                       54,877
 Shareholder services fee                                                       994,145
 Share registration costs                                                         7,654
 Printing and postage                                                             5,000
 Insurance premiums                                                               4,368
 Taxes                                                                            6,460
 Miscellaneous                                                                    1,277
     Total expenses                                                           3,075,786
 Waivers --
     Waiver of investment advisory fee                        $ (476,895)
     Waiver of shareholder services fee                         (795,316)
         Total waivers                                                       (1,272,211)
                Net expenses                                                                   1,803,575
                  Net investment income                                                    $  19,903,376


(See Notes which are an integral part of the Financial Statements)

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS
                                                                                ENDED            YEAR ENDED
                                                                             (UNAUDITED)        NOVEMBER 30,
                                                                            MAY 31, 1997            1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                     $    19,903,376    $       43,227,608
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                      (19,903,376)          (43,227,608)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                1,618,792,156         3,693,374,650
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                          2,621,730             5,768,359
 Cost of shares redeemed                                                    (1,775,269,286)       (3,807,791,877)
   Change in net assets resulting from share transactions                     (153,855,400)         (108,648,868)
    Change in net assets                                                      (153,855,400)         (108,648,868)
 NET ASSETS:
 Beginning of period                                                           844,108,306           952,757,174
 End of period                                                             $   690,252,906     $     844,108,306


(See Notes which are an integral part of the Financial Statements)

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SIX MONTHS
                           ENDED
                        (UNAUDITED)
                           MAY 31,                                             YEAR ENDED NOVEMBER 30,
                            1997     1996     1995       1994       1993       1992       1991       1990       1989      1988
 NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 1.00    $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 INCOME FROM
 INVESTMENT OPERATIONS
  Net investment
  income                    0.02      0.05     0.06       0.04       0.03       0.04       0.06       0.08       0.09       0.07
 LESS DISTRIBUTIONS
  Distributions from
  net investment
  income                   (0.02)    (0.05)   (0.06)     (0.04)     (0.03)     (0.04)     (0.06)     (0.08)     (0.09)     (0.07)
 NET ASSET VALUE,
 END OF PERIOD            $ 1.00    $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(A)            2.52%     5.09%    5.63%      3.70%      2.87%      3.72%      6.10%      8.08%      9.01%      7.05%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses                  0.45%*    0.45%    0.45%      0.45%      0.45%      0.45%      0.46%      0.45%      0.45%      0.45%*
  Net investment
  income                    5.01%*    4.98%    5.47%      3.55%      2.82%      3.68%      5.99%      7.79%      8.65%      6.79%*
 SUPPLEMENTAL DATA
  Net assets, end of
  period (000 omitted)  $690,253  $844,108 $952,757 $1,184,269 $1,730,402 $2,358,748 $2,802,108 $3,603,455 $3,852,650 $3,993,621


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Trust for Short-Term U.S. Government Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1997, capital paid-in aggregated $690,252,906.

Transactions in shares were as follows:

                                                                                SIX-MONTH         YEAR ENDED
                                                                                  ENDED          NOVEMBER 30,
                                                                              MAY 31, 1997           1996
 Shares sold                                                                   1,618,792,156      3,693,374,650
 Shares issued to shareholders in payment of distributions declared                2,621,730          5,768,359
 Shares redeemed                                                              (1,775,269,286)    (3,807,791,877)
  Net change resulting from share transactions                                  (153,855,400)      (108,648,868)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- Fserv through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
  PORTFOLIO ACCOUNTING FEES -- Fserv maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

TRUST FOR
SHORT-TERM U.S.
GOVERNMENT
SECURITIES

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
MAY 31, 1997

[Graphic]Federated Investors

Federated Securities Corp., Distributor

Cusip 898331103
8063001 (7/97)
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